Organization and Basis of Presentation (Details) - USD ($)	Feb. 26, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization and Basis of Presentation (Details) [Line Items]
Accumulated deficit		$ (23,315,352)	$ (22,051,543)	$ (19,506,656)
Working capital		$ 3,751,932	$ 2,717,780
Bridge notes [Member] | Subsequent Event [Member]
Organization and Basis of Presentation (Details) [Line Items]
Received note	$ 200,000